Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Company Selected Measure Name	Return on Average Assets
Named Executive Officers, Footnote [Text Block]	Corey A. Chambas was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020	2021	2022
Edward G. Sloane, Jr.	Edward G. Sloane, Jr.	Edward G. Sloane, Jr.
David R. Seiler	David R. Seiler	David R. Seiler
Mark J. Meloy	Mark J. Meloy	Mark J. Meloy
Bradley A. Quade	Bradley A. Quade	Bradley A. Quade

Peer Group Issuers, Footnote [Text Block]	4. The Peer Group TSR set forth in this table utilizes the KBW Nasdaq Bank Index ("KBW Bank Index"), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW Bank Index, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the KBW Bank Index. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 1,835,629	$ 1,629,663	$ 1,375,012
PEO Actually Paid Compensation Amount	$ 2,407,904	2,424,342	919,724
Adjustment To PEO Compensation, Footnote [Text Block]	3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Corey A. Chambas ($)	Exclusion of Change in Pension Value for Corey A. Chambas ($)	Exclusion of Stock Awards for Corey A. Chambas ($)	Inclusion of Pension Service Cost for Corey A. Chambas ($)	Inclusion of Equity Values for Corey A. Chambas ($)	Compensation Actually Paid to Corey A. Chambas ($)
2022	1,835,629	(399,848)	(336,093)	341,316	966,900	2,407,904
2021	1,629,663	(400,697)	(311,904)	265,893	1,241,387	2,424,342
2020	1,375,012	(269,817)	(276,612)	204,375	(113,235)	919,724
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Corey A. Chambas ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Corey A. Chambas ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Corey A. Chambas ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Corey A. Chambas ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Corey A. Chambas ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Corey A. Chambas ($)	Total - Inclusion of Equity Values for Corey A. Chambas ($)
2022	480,790	350,123	—	135,987	—	—	966,900
2021	545,944	652,825	—	42,618	—	—	1,241,387
2020	192,942	(284,317)	—	(21,860)	—	—	(113,235)

Non-PEO NEO Average Total Compensation Amount	$ 630,011	562,326	509,438
Non-PEO NEO Average Compensation Actually Paid Amount	$ 864,228	883,253	378,943
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	630,011	—	(113,090)	—	347,307	864,228
2021	562,326	—	(109,275)	—	430,202	883,253
2020	509,438	—	(98,244)	—	(32,250)	378,943

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	173,325	129,057	—	44,925	—	—	347,307
2021	201,133	212,231	—	16,839	—	—	430,202
2020	70,586	(88,904)	—	(13,932)	—	—	(32,250)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The charts below display the relationship between compensation actually paid and cumulative total shareholder return, net income, and return on average assets.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Total Shareholder Return ("TSR")
Return on Average Equity ("ROAE")
Return on Average Assets ("ROAA")
Top Line Revenue
Efficiency Ratio

Total Shareholder Return Amount	$ 151.42	118.15	72.58
Peer Group Total Shareholder Return Amount	97.78	124.39	89.92
Net Income (Loss)	$ 40,858,000	$ 35,755,000	$ 16,978,000
Company Selected Measure Amount	0.0146	0.0137	0.0070
PEO Name	Corey A. Chambas
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	We determined Return on Average Assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return ("TSR")
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Equity ("ROAE")
PEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets ("ROAA")
PEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Top Line Revenue
PEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
PEO [Member] | Adjustment, Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (399,848)	$ (400,697)	$ (269,817)
PEO [Member] | Adjustment, Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(336,093)	(311,904)	(276,612)
PEO [Member] | Adjustment, Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	341,316	265,893	204,375
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	966,900	1,241,387	(113,235)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	480,790	545,944	192,942
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	350,123	652,825	(284,317)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	135,987	42,618	(21,860)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	0	0
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return ("TSR")
Non-PEO NEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Equity ("ROAE")
Non-PEO NEO [Member] | Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets ("ROAA")
Non-PEO NEO [Member] | Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Top Line Revenue
Non-PEO NEO [Member] | Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Non-PEO NEO [Member] | Adjustment, Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
Non-PEO NEO [Member] | Adjustment, Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(113,090)	(109,275)	(98,244)
Non-PEO NEO [Member] | Adjustment, Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	347,307	430,202	(32,250)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	173,325	201,133	70,586
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	129,057	212,231	(88,904)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	44,925	16,839	(13,932)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0